Schedule of Stockholders' Equity Note, Warrants or Rights Issued on August 09, 2012 (Details) (USD $)	3 Months Ended	12 Months Ended
	Feb. 28, 2013	Nov. 30, 2012
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On August 09, 2012 1		3.63%
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On August 09, 2012 2		0.00%
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On August 09, 2012 3		0.00%
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On August 09, 2012 4		183.31%
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On August 09, 2012 5		0.20
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On August 09, 2012 6		$ 75,013
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On August 09, 2012 1	3.63%
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On August 09, 2012 2	0.00%
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On August 09, 2012 3	0.00%
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On August 09, 2012 4	183.31%
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On August 09, 2012 5	0.20
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On August 09, 2012 6	$ 75,013